Balance sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 6,049	$ 22,164
Marketable securities	22,351	166,219
Accounts receivable	95,260	92,569
Prepaid expenses	858	36,818
Total assets	124,518	317,770
Current liabilities
Accounts payable and accrued liabilities	141,388	89,130
Loan payable	52,582	37,608
Due to related party	485,261	113,734
Total liabilities	679,231	240,472
Stockholders' deficit
Preferred stock Authorized: unlimited preferred shares without par value Issued: nil preferred shares
Common stock Authorized: unlimited common shares without par value Issued and outstanding common shares: 14,522,727 shares	2,358,954	2,358,954
Additional paid-in capital	9,527	9,527
Accumulated other comprehensive loss	(88,263)	1,236
Deficit accumulated during the development stage	(2,834,931)	(2,292,419)
Total stockholders' deficit	(554,713)	77,298
Total liabilities and stockholders' deficit	$ 124,518	$ 317,770